UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Advisor Balanced Fund
Class A
Class T
Class B
Class C
Institutional Class

November 30, 2010

1.805755.106

AIG-QTLY-0111

Investments November 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 59.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 6.2%
Auto Components - 0.3%
Johnson Controls, Inc.	52,000	$ 1,895
TRW Automotive Holdings Corp. (a)	13,475	640
		2,535
Automobiles - 0.5%
BYD Co. Ltd. (H Shares)	68,000	411
Ford Motor Co. (a)	225,215	3,590
General Motors Co.	19,100	653
		4,654
Distributors - 0.1%
Li & Fung Ltd.	123,000	767
Hotels, Restaurants & Leisure - 0.6%
Bravo Brio Restaurant Group, Inc.	10,190	179
Darden Restaurants, Inc.	26,700	1,307
Marriott International, Inc. Class A	32,400	1,270
McDonald's Corp.	15,100	1,182
Royal Caribbean Cruises Ltd. (a)	15,900	640
Starwood Hotels & Resorts Worldwide, Inc.	29,200	1,660
		6,238
Household Durables - 0.4%
D.R. Horton, Inc.	53,000	532
M.D.C. Holdings, Inc.	19,169	479
Stanley Black & Decker, Inc.	34,996	2,083
Whirlpool Corp.	13,300	971
		4,065
Internet & Catalog Retail - 0.4%
Amazon.com, Inc. (a)	13,600	2,385
Expedia, Inc.	44,162	1,163
Rakuten, Inc.	445	341
		3,889
Leisure Equipment & Products - 0.1%
Brunswick Corp.	24,774	395
Eastman Kodak Co. (a)	93,000	438
Pool Corp.	13,700	290
		1,123
Media - 2.1%
Comcast Corp. Class A	179,838	3,597
DIRECTV (a)	72,800	3,023
DreamWorks Animation SKG, Inc. Class A (a)	5,300	164
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Legend Pictures Holdings LLC unit (a)(p)	415	$ 311
Liberty Global, Inc. Class A (a)	25,600	903
Naspers Ltd. Class N	9,000	449
The Walt Disney Co.	128,481	4,691
Time Warner Cable, Inc.	34,776	2,140
Time Warner, Inc.	97,053	2,862
Viacom, Inc. Class B (non-vtg.)	64,966	2,458
		20,598
Multiline Retail - 0.5%
Nordstrom, Inc.	36,200	1,549
Target Corp.	57,400	3,268
		4,817
Specialty Retail - 1.1%
Best Buy Co., Inc.	35,817	1,530
Hengdeli Holdings Ltd.	768,000	499
Home Depot, Inc.	123,300	3,725
Lowe's Companies, Inc.	119,700	2,717
Sally Beauty Holdings, Inc. (a)	49,200	677
TJX Companies, Inc.	34,100	1,555
Urban Outfitters, Inc. (a)	19,800	748
		11,451
Textiles, Apparel & Luxury Goods - 0.1%
LVMH Moet Hennessy - Louis Vuitton	4,962	753
Trinity Ltd.	318,000	321
		1,074
TOTAL CONSUMER DISCRETIONARY		61,211
CONSUMER STAPLES - 6.5%
Beverages - 2.2%
Anheuser-Busch InBev SA NV	27,326	1,487
Coca-Cola Bottling Co. Consolidated	6,144	359
Coca-Cola FEMSA SAB de CV sponsored ADR	4,162	337
Coca-Cola Icecek AS	12,333	167
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	2,434	330
Constellation Brands, Inc. Class A (sub. vtg.) (a)	86,229	1,777
Diageo PLC sponsored ADR	28,358	2,032
Embotelladora Andina SA sponsored ADR	11,233	340
Molson Coors Brewing Co. Class B	42,038	2,003
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
PepsiCo, Inc.	34,525	$ 2,231
The Coca-Cola Co.	166,283	10,504
		21,567
Food & Staples Retailing - 1.2%
BJ's Wholesale Club, Inc. (a)	7,135	327
CVS Caremark Corp.	141,810	4,396
Fresh Market, Inc.	700	25
Kroger Co.	52,386	1,234
Safeway, Inc.	78,613	1,807
Susser Holdings Corp. (a)	5,292	71
United Natural Foods, Inc. (a)	4,860	182
Wal-Mart Stores, Inc.	32,004	1,731
Walgreen Co.	65,664	2,288
		12,061
Food Products - 0.7%
Archer Daniels Midland Co.	25,696	745
Bunge Ltd.	12,295	748
Danone	3,400	199
Dean Foods Co. (a)	52,564	382
Green Mountain Coffee Roasters, Inc. (a)	28,360	1,052
Nestle SA	29,590	1,608
Unilever NV unit	70,368	1,997
Viterra, Inc.	18,800	168
		6,899
Household Products - 1.6%
Colgate-Palmolive Co.	39,990	3,061
Procter & Gamble Co.	202,976	12,396
		15,457
Personal Products - 0.1%
Avon Products, Inc.	50,149	1,432
Tobacco - 0.7%
Altria Group, Inc.	38,876	933
British American Tobacco PLC sponsored ADR	55,090	4,016
Philip Morris International, Inc.	32,064	1,824
Souza Cruz Industria Comerico	3,350	168
		6,941
TOTAL CONSUMER STAPLES		64,357
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 6.9%
Energy Equipment & Services - 2.0%
Aker Solutions ASA	8,400	$ 124
Baker Hughes, Inc.	95,960	5,005
Cameron International Corp. (a)	8,204	395
Dresser-Rand Group, Inc. (a)	3,500	133
Ensco International Ltd. ADR	22,266	1,055
Halliburton Co.	163,292	6,179
National Oilwell Varco, Inc.	10,564	647
Noble Corp.	59,475	2,017
Oceaneering International, Inc. (a)	13,200	912
Pride International, Inc. (a)	5,191	161
Saipem SpA	12,133	505
Schlumberger Ltd.	12,716	983
TETRA Technologies, Inc. (a)	18,100	199
Transocean Ltd. (a)	21,562	1,445
Vantage Drilling Co. (a)	70,900	125
		19,885
Oil, Gas & Consumable Fuels - 4.9%
Alpha Natural Resources, Inc. (a)	25,400	1,259
Anadarko Petroleum Corp.	24,916	1,599
Apache Corp.	34,243	3,686
BP PLC	40,200	268
BP PLC sponsored ADR	48,980	1,959
Chesapeake Energy Corp.	11,210	237
Chevron Corp.	25,889	2,096
Cimarex Energy Co.	10,000	805
Concho Resources, Inc. (a)	9,438	781
Concho Resources, Inc. (a)(p)	5,751	428
Denbury Resources, Inc. (a)	82,987	1,509
Devon Energy Corp.	13,000	917
Ellora Energy, Inc. (a)(f)	106,700	73
EXCO Resources, Inc.	5,390	100
Exxon Mobil Corp.	92,134	6,409
Falkland Oil & Gas Ltd. (a)	47,000	80
Frontier Oil Corp.	19,400	301
Holly Corp.	28,528	1,025
Imperial Oil Ltd.	5,400	196
InterOil Corp. (a)	5,300	402
Marathon Oil Corp.	30,900	1,034
Massey Energy Co.	23,163	1,138
Murphy Oil Corp.	16,504	1,114
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Niko Resources Ltd.	1,800	$ 162
Occidental Petroleum Corp.	49,086	4,328
Peabody Energy Corp.	6,600	388
PetroBakken Energy Ltd. Class A	15,900	289
Petrobank Energy & Resources Ltd. (a)	27,113	1,068
Petrohawk Energy Corp. (a)	10,965	196
Rodinia Oil Corp.	22,000	34
Royal Dutch Shell PLC Class B ADR	150,112	9,053
Southwestern Energy Co. (a)	29,667	1,074
Talisman Energy, Inc.	92,900	1,784
Whiting Petroleum Corp. (a)	15,958	1,756
Williams Companies, Inc.	51,400	1,172
		48,720
TOTAL ENERGY		68,605
FINANCIALS - 9.2%
Capital Markets - 1.4%
BlackRock, Inc. Class A	14,100	2,298
Credit Suisse Group	50,209	1,856
E*TRADE Financial Corp. (a)	21,030	310
Evercore Partners, Inc. Class A	9,100	275
Icap PLC	9,000	66
Invesco Ltd.	65,162	1,417
MF Global Holdings Ltd. (a)	70,700	555
Morgan Stanley	116,333	2,846
State Street Corp.	93,922	4,057
		13,680
Commercial Banks - 2.8%
Banco do Brasil SA	48,100	923
Banco Macro SA sponsored ADR	6,866	343
BB&T Corp.	50,849	1,180
CIT Group, Inc. (a)	7,800	308
Comerica, Inc.	17,366	634
DnB NOR ASA	12,736	156
FirstMerit Corp.	39,297	685
HDFC Bank Ltd.	7,881	394
Huntington Bancshares, Inc.	207,346	1,210
Industrial & Commercial Bank of China Ltd.:
rights 12/16/10 (a)	55,305	18
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Industrial & Commercial Bank of China Ltd.: - continued
(H Shares)	1,229,000	$ 956
KeyCorp	21,675	163
M&T Bank Corp.	11,200	862
Marshall & Ilsley Corp.	133,057	637
PNC Financial Services Group, Inc.	38,887	2,094
PT Bank Rakyat Indonesia Tbk	314,000	365
Regions Financial Corp.	205,210	1,104
Standard Chartered PLC (United Kingdom)	33,309	897
Sumitomo Mitsui Financial Group, Inc.	20,700	636
SunTrust Banks, Inc.	69,048	1,613
Synovus Financial Corp.	104,458	212
Turkiye Garanti Bankasi AS	116,000	643
U.S. Bancorp, Delaware	138,464	3,293
Wells Fargo & Co.	306,606	8,343
		27,669
Consumer Finance - 0.3%
Capital One Financial Corp.	40,443	1,506
Discover Financial Services	60,876	1,113
Promise Co. Ltd.	27,400	154
		2,773
Diversified Financial Services - 2.5%
African Bank Investments Ltd.	161,600	800
Citigroup, Inc. (a)	2,377,485	9,985
ING Groep NV (Certificaten Van Aandelen) unit (a)	50,100	442
IntercontinentalExchange, Inc. (a)	14,516	1,636
JPMorgan Chase & Co.	309,299	11,562
NBH Holdings Corp. Class A (a)(f)	28,500	556
		24,981
Insurance - 1.4%
Allstate Corp.	16,900	492
Aon Corp.	28,589	1,147
CNO Financial Group, Inc. (a)	131,594	770
Fairfax Financial Holdings Ltd. (sub. vtg.)	3,100	1,201
Genworth Financial, Inc. Class A (a)	42,700	498
Lincoln National Corp.	27,385	654
MetLife, Inc.	139,601	5,326
Protective Life Corp.	28,300	666
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Prudential Financial, Inc.	33,050	$ 1,675
Unum Group	51,500	1,107
		13,536
Real Estate Investment Trusts - 0.5%
ProLogis Trust	191,034	2,485
Public Storage	3,993	386
The Macerich Co.	25,600	1,186
U-Store-It Trust	50,345	416
Weyerhaeuser Co.	47,230	788
		5,261
Real Estate Management & Development - 0.2%
Ayala Land, Inc.	769,000	271
BR Malls Participacoes SA	102,900	1,014
Indiabulls Real Estate Ltd. (a)	217,534	730
PT Lippo Karawaci Tbk	4,532,500	341
		2,356
Thrifts & Mortgage Finance - 0.1%
Housing Development Finance Corp. Ltd.	26,421	396
Ocwen Financial Corp. (a)	87,857	773
Washington Mutual, Inc. (a)	130,000	7
		1,176
TOTAL FINANCIALS		91,432
HEALTH CARE - 6.3%
Biotechnology - 1.1%
AMAG Pharmaceuticals, Inc. (a)	196	3
Amgen, Inc. (a)	24,164	1,273
AVEO Pharmaceuticals, Inc.	18,539	274
AVEO Pharmaceuticals, Inc. (p)	3,908	58
Biogen Idec, Inc. (a)	37,200	2,380
BioMarin Pharmaceutical, Inc. (a)	39,605	1,073
Genzyme Corp. (a)	27,942	1,990
Gilead Sciences, Inc. (a)	93,232	3,403
Human Genome Sciences, Inc. (a)	9,700	238
		10,692
Health Care Equipment & Supplies - 1.0%
American Medical Systems Holdings, Inc. (a)	23,297	418
C. R. Bard, Inc.	16,562	1,405
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Cooper Companies, Inc.	13,500	$ 722
Covidien PLC	64,002	2,693
Edwards Lifesciences Corp. (a)	29,226	1,939
Mako Surgical Corp. (a)	42,311	485
Masimo Corp.	10,092	311
Microport Scientific Corp.	43,000	42
Quidel Corp. (a)	47,670	630
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	124,000	341
William Demant Holding AS (a)	12,206	850
		9,836
Health Care Providers & Services - 1.6%
CIGNA Corp.	43,039	1,584
Diagnosticos da America SA	36,400	467
Express Scripts, Inc. (a)	31,131	1,622
Fresenius Medical Care AG & Co. KGaA	9,450	545
Henry Schein, Inc. (a)	38,200	2,194
McKesson Corp.	37,615	2,404
Medco Health Solutions, Inc. (a)	66,501	4,078
UnitedHealth Group, Inc.	100,104	3,656
		16,550
Health Care Technology - 0.0%
Allscripts-Misys Healthcare Solutions, Inc. (a)	9,500	167
Life Sciences Tools & Services - 0.4%
Charles River Laboratories International, Inc. (a)	19,539	638
Covance, Inc. (a)	16,000	719
Illumina, Inc. (a)	25,815	1,552
Lonza Group AG	6,799	525
QIAGEN NV (a)	22,900	419
		3,853
Pharmaceuticals - 2.2%
Abbott Laboratories	4,219	196
Allergan, Inc.	24,361	1,614
Genomma Lab Internacional SA de CV (a)	108,100	252
GlaxoSmithKline PLC sponsored ADR	9,100	348
Johnson & Johnson	37,384	2,301
Lupin Ltd.	33,765	377
Merck & Co., Inc.	208,611	7,191
Novo Nordisk AS Series B	16,289	1,616
Pfizer, Inc.	256,406	4,177
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Shire PLC sponsored ADR	23,333	$ 1,641
Valeant Pharmaceuticals International, Inc.	75,840	1,966
		21,679
TOTAL HEALTH CARE		62,777
INDUSTRIALS - 6.7%
Aerospace & Defense - 1.5%
Goodrich Corp.	32,062	2,750
Precision Castparts Corp.	23,535	3,249
The Boeing Co.	57,221	3,649
United Technologies Corp.	67,267	5,063
		14,711
Air Freight & Logistics - 0.1%
C.H. Robinson Worldwide, Inc.	12,942	954
Airlines - 0.1%
Southwest Airlines Co.	88,421	1,178
Building Products - 0.2%
Armstrong World Industries, Inc.	13,344	647
Lennox International, Inc.	20,286	892
Owens Corning (a)	22,344	588
		2,127
Commercial Services & Supplies - 0.3%
Republic Services, Inc.	42,788	1,204
Stericycle, Inc. (a)	19,978	1,476
		2,680
Construction & Engineering - 0.1%
Fluor Corp.	24,500	1,417
Electrical Equipment - 0.8%
Cooper Industries PLC Class A	31,620	1,723
Emerson Electric Co.	68,329	3,763
GrafTech International Ltd. (a)	20,517	402
Regal-Beloit Corp.	29,665	1,810
Saft Groupe SA	3,199	101
		7,799
Industrial Conglomerates - 1.1%
General Electric Co.	541,236	8,568
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - continued
Textron, Inc.	85,940	$ 1,922
Tyco International Ltd.	11,000	417
		10,907
Machinery - 1.6%
Caterpillar, Inc.	60,668	5,133
Cummins, Inc.	34,229	3,324
Danaher Corp.	70,848	3,064
Dover Corp.	19,800	1,085
Ingersoll-Rand Co. Ltd.	34,800	1,427
Navistar International Corp. (a)	29,300	1,500
NSK Ltd.	41,000	345
Vallourec SA	3,734	355
		16,233
Road & Rail - 0.9%
CSX Corp.	61,170	3,720
Union Pacific Corp.	55,974	5,044
		8,764
TOTAL INDUSTRIALS		66,770
INFORMATION TECHNOLOGY - 11.4%
Communications Equipment - 0.6%
Aruba Networks, Inc. (a)(e)	45,883	973
Ciena Corp. (a)(e)	39,204	594
Meru Networks, Inc. (a)	20,799	288
QUALCOMM, Inc.	78,227	3,656
ViaSat, Inc. (a)	9,023	373
		5,884
Computers & Peripherals - 3.2%
Apple, Inc. (a)	82,800	25,771
Imagination Technologies Group PLC (a)	69,441	388
NetApp, Inc. (a)	44,891	2,286
SanDisk Corp. (a)	52,382	2,336
Seagate Technology (a)	52,700	707
		31,488
Electronic Equipment & Components - 0.5%
Agilent Technologies, Inc. (a)	66,718	2,336
HLS Systems International Ltd. (a)	28,893	393
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
TPK Holdings Co.	53,000	$ 1,155
Wintek Corp. (a)	789,000	1,408
		5,292
Internet Software & Services - 1.2%
Akamai Technologies, Inc. (a)	40,368	2,107
eBay, Inc. (a)	34,661	1,010
Google, Inc. Class A (a)	6,355	3,532
Mail.ru Group Ltd. GDR unit (a)(f)	1,300	53
Monster Worldwide, Inc. (a)	44,100	996
RightNow Technologies, Inc. (a)	19,106	484
WebMD Health Corp. (a)	66,826	3,431
		11,613
IT Services - 0.2%
Visa, Inc. Class A	29,485	2,177
Office Electronics - 0.0%
Xerox Corp.	28,505	327
Semiconductors & Semiconductor Equipment - 4.4%
Amkor Technology, Inc. (a)	26,400	184
Analog Devices, Inc.	118,888	4,228
Applied Materials, Inc.	441,894	5,493
Applied Micro Circuits Corp. (a)	45,537	423
ARM Holdings PLC sponsored ADR	70,700	1,326
ASAT Holdings Ltd. (a)	6,352	0
ASML Holding NV	200,611	6,546
ATMI, Inc. (a)	51,670	927
Broadcom Corp. Class A	95,420	4,245
Inotera Memories, Inc. (a)	1,890,205	828
Intersil Corp. Class A	110,174	1,405
KLA-Tencor Corp.	33,700	1,236
Lam Research Corp. (a)	103,400	4,687
Marvell Technology Group Ltd. (a)	94,807	1,829
Micron Technology, Inc. (a)	779,900	5,662
Nanya Technology Corp. (a)	769,799	399
Photronics, Inc. (a)	65,921	421
Powertech Technology, Inc.	166,000	526
Samsung Electronics Co. Ltd.	1,970	1,405
Skyworks Solutions, Inc. (a)	4,699	120
Varian Semiconductor Equipment Associates, Inc. (a)	73,404	2,314
		44,204
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 1.3%
CA, Inc.	25,691	$ 588
Check Point Software Technologies Ltd. (a)	43,956	1,884
Citrix Systems, Inc. (a)	8,839	587
Microsoft Corp.	314,919	7,939
Nuance Communications, Inc. (a)	35,200	622
Oracle Corp.	12,000	324
Red Hat, Inc. (a)	11,000	479
Taleo Corp. Class A (a)	15,512	476
		12,899
TOTAL INFORMATION TECHNOLOGY		113,884
MATERIALS - 2.0%
Chemicals - 1.2%
Air Products & Chemicals, Inc.	10,096	870
Albemarle Corp.	14,299	773
Celanese Corp. Class A	9,500	352
CF Industries Holdings, Inc.	7,999	966
Clariant AG (Reg.) (a)	31,167	563
Dow Chemical Co.	65,651	2,047
Ecolab, Inc.	10,500	502
LyondellBasell Industries NV:
Class A (a)	21,505	628
Class B (a)	5,401	158
Monsanto Co.	26,782	1,605
Praxair, Inc.	17,852	1,643
Solutia, Inc. (a)	45,380	970
The Mosaic Co.	11,254	761
Wacker Chemie AG	2,900	497
		12,335
Construction Materials - 0.0%
HeidelbergCement AG	4,436	241
Containers & Packaging - 0.1%
Ball Corp.	17,000	1,120
Metals & Mining - 0.7%
Anglo American PLC (United Kingdom)	12,700	557
AngloGold Ashanti Ltd. sponsored ADR	38,715	1,813
Carpenter Technology Corp.	12,154	443
Freeport-McMoRan Copper & Gold, Inc.	25,942	2,628
Pan American Silver Corp.	3,500	131
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Reliance Steel & Aluminum Co.	16,000	$ 711
Walter Energy, Inc.	3,346	343
		6,626
TOTAL MATERIALS		20,322
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 1.3%
Qwest Communications International, Inc.	1,105,069	7,735
Telefonica SA sponsored ADR	5,154	330
Verizon Communications, Inc.	157,064	5,028
		13,093
Wireless Telecommunication Services - 0.7%
American Tower Corp. Class A (a)	89,264	4,514
Clearwire Corp. Class A (a)	202,926	1,425
MetroPCS Communications, Inc. (a)	38,850	472
Vodafone Group PLC	320,700	800
		7,211
TOTAL TELECOMMUNICATION SERVICES		20,304
UTILITIES - 2.0%
Electric Utilities - 1.0%
Edison International	50,510	1,866
NextEra Energy, Inc.	93,733	4,745
PPL Corp.	98,616	2,506
Southern Co.	26,467	998
		10,115
Independent Power Producers & Energy Traders - 0.0%
AES Corp. (a)	44,300	479
Multi-Utilities - 1.0%
National Grid PLC	101,013	892
NiSource, Inc.	48,800	816
PG&E Corp.	66,566	3,124
Public Service Enterprise Group, Inc.	53,194	1,640
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
Sempra Energy	55,530	$ 2,781
Veolia Environnement	7,370	194
		9,447
TOTAL UTILITIES		20,041
TOTAL COMMON STOCKS (Cost $508,324)		589,703
Preferred Stocks - 0.2%

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. 13.00% (a)	173	0
Nonconvertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Porsche Automobil Holding SE	9,292	699
Volkswagen AG	6,364	1,023
TOTAL NON-CONVERTIBLE PREFERRED STOCKS		1,722
TOTAL PREFERRED STOCKS (Cost $1,208)		1,722
Nonconvertible Bonds - 7.4%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.8%
Household Durables - 0.1%
Fortune Brands, Inc.:
5.875% 1/15/36	$ 101	90
6.375% 6/15/14	1,109	1,203
		1,293
Media - 0.7%
AOL Time Warner, Inc. 7.625% 4/15/31	500	604
Comcast Corp.:
5.7% 5/15/18	500	563
6.4% 3/1/40	487	519
6.45% 3/15/37	238	256
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Discovery Communications LLC:
3.7% 6/1/15	$ 251	$ 264
6.35% 6/1/40	236	257
NBC Universal, Inc.:
3.65% 4/30/15 (f)	114	119
5.15% 4/30/20 (f)	431	459
6.4% 4/30/40 (f)	309	329
News America Holdings, Inc. 7.75% 12/1/45	510	602
News America, Inc. 6.15% 3/1/37	235	246
Time Warner Cable, Inc.:
5.85% 5/1/17	363	414
6.75% 7/1/18	430	510
Time Warner, Inc. 6.5% 11/15/36	232	254
Viacom, Inc.:
4.375% 9/15/14	757	811
6.125% 10/5/17	150	174
6.75% 10/5/37	105	119
		6,500
TOTAL CONSUMER DISCRETIONARY		7,793
CONSUMER STAPLES - 0.5%
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc.:
5.375% 11/15/14 (f)	319	357
7.75% 1/15/19 (f)	500	642
PepsiCo, Inc. 4.875% 11/1/40	261	256
		1,255
Food & Staples Retailing - 0.1%
CVS Caremark Corp. 6.302% 6/1/37 (m)	578	548
Food Products - 0.1%
Kraft Foods, Inc.:
5.375% 2/10/20	387	430
6.125% 2/1/18	416	490
6.5% 8/11/17	326	389
		1,309
Tobacco - 0.2%
Altria Group, Inc. 9.7% 11/10/18	930	1,249
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Philip Morris International, Inc. 4.875% 5/16/13	$ 291	$ 318
Reynolds American, Inc. 7.25% 6/15/37	437	464
		2,031
TOTAL CONSUMER STAPLES		5,143
ENERGY - 1.0%
Energy Equipment & Services - 0.1%
DCP Midstream LLC 5.35% 3/15/20 (f)	324	345
El Paso Pipeline Partners Operating Co. LLC 4.1% 11/15/15	371	372
		717
Oil, Gas & Consumable Fuels - 0.9%
Anadarko Petroleum Corp. 6.375% 9/15/17	322	348
Apache Corp. 5.1% 9/1/40	302	294
Duke Energy Field Services 6.45% 11/3/36 (f)	375	386
Midcontinent Express Pipel LLC 5.45% 9/15/14 (f)	330	357
Motiva Enterprises LLC:
5.75% 1/15/20 (f)	136	155
6.85% 1/15/40 (f)	510	594
Nakilat, Inc. 6.067% 12/31/33 (f)	279	297
Nexen, Inc.:
5.05% 11/20/13	757	822
5.875% 3/10/35	355	355
6.4% 5/15/37	290	310
NGPL PipeCo LLC 6.514% 12/15/12 (f)	245	264
Pemex Project Funding Master Trust 0.8956% 12/3/12 (f)(m)	200	199
Petro-Canada:
6.05% 5/15/18	150	173
6.8% 5/15/38	395	450
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20	230	248
6.875% 1/20/40	603	651
7.875% 3/15/19	389	477
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	199	208
6.125% 1/15/17	205	230
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (f)	250	262
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Ras Laffan Liquefied Natural Gas Co. Ltd. III: - continued
5.5% 9/30/14 (f)	$ 250	$ 273
6.332% 9/30/27 (f)	380	416
6.75% 9/30/19 (f)	250	294
Suncor Energy, Inc. 6.1% 6/1/18	385	447
Texas Eastern Transmission LP 6% 9/15/17 (f)	326	379
		8,889
TOTAL ENERGY		9,606
FINANCIALS - 3.5%
Capital Markets - 0.7%
BlackRock, Inc. 6.25% 9/15/17	200	231
Goldman Sachs Group, Inc.:
3.7% 8/1/15	292	298
5.625% 1/15/17	500	526
6.75% 10/1/37	187	187
7.5% 2/15/19	849	989
JPMorgan Chase Capital XX 6.55% 9/29/36	235	233
JPMorgan Chase Capital XXV 6.8% 10/1/37	1,000	997
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	123	129
6.4% 8/28/17	47	50
6.875% 4/25/18	83	91
Morgan Stanley:
4.75% 4/1/14	220	229
6% 5/13/14	2,100	2,289
6.625% 4/1/18	600	655
UBS AG Stamford Branch 5.75% 4/25/18	175	194
		7,098
Commercial Banks - 0.6%
Bank of America NA 5.3% 3/15/17	800	810
Comerica, Inc. 3% 9/16/15	40	40
Credit Suisse New York Branch 6% 2/15/18	610	665
Discover Bank 8.7% 11/18/19	445	531
Fifth Third Bancorp 8.25% 3/1/38	70	80
Fifth Third Bank 4.75% 2/1/15	250	263
Fifth Third Capital Trust IV 6.5% 4/15/67 (m)	124	115
HBOS PLC 6.75% 5/21/18 (f)	180	172
JPMorgan Chase Bank 6% 10/1/17	250	281
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
KeyBank NA 5.8% 7/1/14	$ 322	$ 350
KeyBank NA, Cleveland 5.45% 3/3/16	294	316
Marshall & Ilsley Bank 5.25% 9/4/12	110	112
PNC Funding Corp. 3.625% 2/8/15	107	111
Regions Bank:
6.45% 6/26/37	402	338
7.5% 5/15/18	282	272
Regions Financial Corp.:
5.75% 6/15/15	73	68
7.75% 11/10/14	222	216
SVB Financial Group 5.375% 9/15/20	51	51
Wachovia Bank NA 6.6% 1/15/38	1,000	1,089
Wells Fargo & Co. 3.625% 4/15/15	378	397
		6,277
Consumer Finance - 0.4%
Capital One Financial Corp. 5.7% 9/15/11	193	200
Discover Financial Services 6.45% 6/12/17	1,000	1,066
General Electric Capital Corp.:
2.25% 11/9/15	623	603
3.5% 6/29/15	377	390
5.625% 9/15/17	325	358
6% 8/7/19	1,000	1,104
6.375% 11/15/67 (m)	500	494
		4,215
Diversified Financial Services - 0.5%
Bank of America Corp. 5.75% 12/1/17	990	1,025
BP Capital Markets PLC 3.125% 10/1/15	349	351
Capital One Capital V 10.25% 8/15/39	129	136
Citigroup, Inc.:
4.75% 5/19/15	1,072	1,118
5.375% 8/9/20	372	380
5.5% 4/11/13	120	129
6.125% 5/15/18	877	956
6.5% 8/19/13	87	96
JPMorgan Chase & Co. 4.95% 3/25/20	661	681
TECO Finance, Inc.:
4% 3/15/16	96	100
5.15% 3/15/20	138	148
		5,120
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - 0.5%
Allstate Corp. 6.2% 5/16/14	$ 264	$ 304
American International Group, Inc. 8.175% 5/15/68 (m)	305	311
Aon Corp.:
3.5% 9/30/15	144	146
5% 9/30/20	167	171
6.25% 9/30/40	110	112
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (f)	281	375
MetLife, Inc.:
2.375% 2/6/14	201	203
4.75% 2/8/21	137	142
5.875% 2/6/41	106	109
6.75% 6/1/16	290	343
Metropolitan Life Global Funding I 5.125% 6/10/14 (f)	255	283
New York Life Insurance Co. 6.75% 11/15/39 (f)	130	154
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (f)	190	206
Pacific Life Insurance Co. 9.25% 6/15/39 (f)	242	308
Pacific LifeCorp 6% 2/10/20 (f)	212	230
Prudential Financial, Inc.:
3.625% 9/17/12	500	520
4.75% 9/17/15	500	540
7.375% 6/15/19	120	144
The Chubb Corp. 5.75% 5/15/18	160	182
Unum Group 5.625% 9/15/20	196	198
		4,981
Real Estate Investment Trusts - 0.2%
Developers Diversified Realty Corp.:
5.375% 10/15/12	70	72
7.5% 4/1/17	174	195
Equity One, Inc. 6.25% 12/15/14	925	992
Federal Realty Investment Trust 5.9% 4/1/20	93	102
UDR, Inc. 5.5% 4/1/14	498	535
		1,896
Real Estate Management & Development - 0.5%
BioMed Realty LP 6.125% 4/15/20 (f)	124	134
Brandywine Operating Partnership LP:
5.7% 5/1/17	1,000	1,016
5.75% 4/1/12	24	25
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Digital Realty Trust LP 4.5% 7/15/15 (f)	$ 172	$ 177
Duke Realty LP:
5.4% 8/15/14	216	230
5.95% 2/15/17	57	61
6.25% 5/15/13	285	308
6.5% 1/15/18	285	311
8.25% 8/15/19	125	150
ERP Operating LP:
4.75% 7/15/20	261	270
5.375% 8/1/16	117	130
5.5% 10/1/12	139	149
5.75% 6/15/17	466	521
Liberty Property LP:
4.75% 10/1/20	388	396
6.625% 10/1/17	281	327
Simon Property Group LP 4.2% 2/1/15	138	147
Tanger Properties LP:
6.125% 6/1/20	157	173
6.15% 11/15/15	32	36
		4,561
Thrifts & Mortgage Finance - 0.1%
Bank of America Corp.:
3.7% 9/1/15	20	20
5.65% 5/1/18	442	453
6.5% 8/1/16	300	326
First Niagara Financial Group, Inc. 6.75% 3/19/20	280	302
		1,101
TOTAL FINANCIALS		35,249
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Express Scripts, Inc.:
5.25% 6/15/12	267	283
6.25% 6/15/14	98	111
Medco Health Solutions, Inc. 4.125% 9/15/20	259	259
		653
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc. 6.375% 6/1/19 (f)	$ 309	$ 355
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA 6% 10/1/12	757	812
MATERIALS - 0.3%
Chemicals - 0.1%
Dow Chemical Co.:
4.25% 11/15/20	353	344
4.85% 8/15/12	350	371
7.6% 5/15/14	473	552
		1,267
Metals & Mining - 0.2%
Anglo American Capital PLC:
4.45% 9/27/20 (f)	100	103
9.375% 4/8/14 (f)	211	258
Corporacion Nacional del Cobre (Codelco) 3.75% 11/4/20 (f)	187	183
United States Steel Corp. 6.65% 6/1/37	261	227
Vale Overseas Ltd. 6.25% 1/23/17	485	551
		1,322
TOTAL MATERIALS		2,589
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.4%
AT&T, Inc.:
2.5% 8/15/15	900	909
6.3% 1/15/38	398	423
BellSouth Capital Funding Corp. 7.875% 2/15/30	72	88
CenturyLink, Inc. 7.6% 9/15/39	268	269
Sprint Capital Corp. 6.875% 11/15/28	600	510
Telecom Italia Capital SA:
4.95% 9/30/14	757	791
5.25% 10/1/15	20	21
7.2% 7/18/36	375	359
Telefonica Emisiones SAU 5.134% 4/27/20	380	385
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Verizon Communications, Inc.:
6.25% 4/1/37	$ 187	$ 205
6.9% 4/15/38	260	306
		4,266
Wireless Telecommunication Services - 0.1%
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14	345	373
5.875% 10/1/19	428	476
6.35% 3/15/40	131	136
Sprint Nextel Corp. 6% 12/1/16	105	98
		1,083
TOTAL TELECOMMUNICATION SERVICES		5,349
UTILITIES - 0.6%
Electric Utilities - 0.4%
Alabama Power Co. 3.375% 10/1/20	202	199
Ameren Illinois Co. 6.125% 11/15/17	165	189
Commonwealth Edison Co. 5.4% 12/15/11	258	270
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (f)	547	554
Edison International 3.75% 9/15/17	222	227
EDP Finance BV:
4.9% 10/1/19 (f)	100	89
6% 2/2/18 (f)	247	247
FirstEnergy Corp. 7.375% 11/15/31	219	232
FirstEnergy Solutions Corp.:
4.8% 2/15/15	92	98
6.05% 8/15/21	279	296
Kentucky Utilities Co.:
3.25% 11/1/20 (f)	27	26
5.125% 11/1/40 (f)	194	196
LG&E and KU Energy LLC:
2.125% 11/15/15 (f)	251	246
3.75% 11/15/20 (f)	49	48
Louisville Gas & Electric Co. 5.125% 11/15/40 (f)	58	59
Nevada Power Co. 6.5% 5/15/18	165	196
Pepco Holdings, Inc. 2.7% 10/1/15	236	235
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
PPL Capital Funding, Inc. 6.7% 3/30/67 (m)	$ 14	$ 14
Progress Energy, Inc. 6% 12/1/39	368	400
		3,821
Independent Power Producers & Energy Traders - 0.1%
Exelon Generation Co. LLC 4% 10/1/20	600	585
PPL Energy Supply LLC 6.5% 5/1/18	310	356
		941
Multi-Utilities - 0.1%
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40	136	146
MidAmerican Energy Holdings, Co. 6.5% 9/15/37	181	210
National Grid PLC 6.3% 8/1/16	174	204
NiSource Finance Corp.:
5.45% 9/15/20	148	159
6.8% 1/15/19	677	787
		1,506
TOTAL UTILITIES		6,268
TOTAL NONCONVERTIBLE BONDS (Cost $68,086)		73,817
U.S. Government and Government Agency Obligations - 13.8%

U.S. Government Agency Obligations - 1.3%
Fannie Mae:
0.375% 12/28/12	540	537
0.5% 10/30/12	598	597
0.75% 12/18/13	1,898	1,887
1% 4/4/12	1,204	1,212
1% 9/23/13	507	509
1.25% 8/20/13	1,954	1,975
1.75% 2/22/13	2,658	2,722
5% 2/16/12	270	285
Federal Home Loan Bank:
0.875% 12/27/13	85	85
1.625% 11/21/12	585	597
1.625% 3/20/13	440	449
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Freddie Mac:
0.375% 11/30/12	$ 386	$ 384
1.125% 7/27/12	60	61
1.75% 6/15/12	488	497
2.125% 3/23/12	21	21
5.25% 7/18/11	406	419
Tennessee Valley Authority 5.375% 4/1/56	405	458
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		12,695
U.S. Treasury Inflation Protected Obligations - 1.4%
U.S. Treasury Inflation-Indexed Bonds:
2.125% 2/15/40	2,729	3,040
2.5% 1/15/29	1,017	1,202
U.S. Treasury Inflation-Indexed Notes 1.375% 1/15/20	9,121	9,743
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		13,985
U.S. Treasury Obligations - 10.9%
U.S. Treasury Bills, yield at date of purchase 0.12% to 0.14% 1/13/11 to 2/24/11 (j)	400	400
U.S. Treasury Bonds:
3.875% 8/15/40	5,563	5,327
4.375% 11/15/39	2,645	2,762
U.S. Treasury Notes:
0.375% 9/30/12	387	387
1.75% 3/31/14	2,433	2,505
1.875% 6/30/15	10,000	10,249
2.375% 8/31/14	20,000	21,006
2.375% 9/30/14	5,000	5,252
2.375% 2/28/15	20,023	21,001
2.5% 4/30/15	4,000	4,215
2.625% 7/31/14	18,000	19,070
2.625% 11/15/20	5,000	4,920
3.125% 4/30/17	5,915	6,327
3.125% 5/15/19	5,000	5,238
TOTAL U.S. TREASURY OBLIGATIONS		108,659
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Other Government Related - 0.2%
Citigroup Funding, Inc. 2.125% 7/12/12 (FDIC Guaranteed) (g)	$ 1,790	$ 1,837
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $132,065)		137,176
U.S. Government Agency - Mortgage Securities - 3.0%

Fannie Mae - 2.7%
2.577% 6/1/36 (m)	11	11
3.466% 7/1/37 (m)	37	39
3.5% 12/1/25 (h)(i)	1,000	1,022
3.5% 12/1/40 (h)	500	491
4% 12/1/25 (h)	1,500	1,559
4% 9/1/40 to 10/1/40	835	849
4% 12/1/40 (h)	500	507
4% 12/1/40 (h)	1,000	1,015
4.5% 12/1/25 (h)	100	105
4.5% 9/1/40	996	1,037
4.5% 12/1/40 (h)	2,600	2,705
5% 6/1/24 to 8/1/40	2,513	2,673
5% 12/1/40 (h)(i)	2,000	2,119
5% 12/1/40 (h)	1,000	1,060
5.5% 6/1/38 to 12/1/39	6,468	6,943
6% 11/1/35 to 7/1/38	2,081	2,264
6% 12/1/40 (h)	1,000	1,088
6% 12/1/40 (h)	1,000	1,088
TOTAL FANNIE MAE		26,575
Freddie Mac - 0.1%
4.361% 10/1/35 (m)	29	31
5% 7/1/40 to 8/1/40	1,483	1,568
TOTAL FREDDIE MAC		1,599
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - 0.2%
4% 12/1/40 (h)	$ 500	$ 513
4.5% 6/15/39 to 6/15/40	1,439	1,515
TOTAL GINNIE MAE		2,028
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $30,255)		30,202
Asset-Backed Securities - 1.0%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7234% 4/25/35 (m)	82	46
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M1, 1.0034% 3/25/34 (m)	3	3
Series 2005-HE2 Class M2, 0.7034% 4/25/35 (m)	8	8
Series 2006-OP1:
Class M4, 0.6234% 4/25/36 (m)	8	0*
Class M5, 0.6434% 4/25/36 (m)	1	0*
Advanta Business Card Master Trust:
Series 2006-A6 Class A6, 0.2834% 9/20/13 (m)	4	4
Series 2006-C1 Class C1, 0.7334% 10/20/14 (m)	4	1
Series 2007-A1 Class A, 0.3034% 1/20/15 (m)	10	10
Series 2007-A4 Class A4, 0.2834% 4/22/13 (m)	3	3
Ally Auto Receivables Trust Series 2009-A:
Class A3, 2.33% 6/17/13 (f)	160	162
Class A4, 3% 10/15/15 (f)	160	166
Ally Master Owner Trust Series 2010-3 Class A, 2.88% 4/15/15 (f)	730	749
AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class D, 5.62% 9/8/14	44	45
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9534% 12/25/33 (m)	5	3
Series 2004-R2 Class M3, 0.8034% 4/25/34 (m)	6	1
Series 2005-R2 Class M1, 0.7034% 4/25/35 (m)	93	79
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.0363% 3/25/34 (m)	2	2
Series 2004-W11 Class M2, 0.9534% 11/25/34 (m)	25	18
Series 2004-W7 Class M1, 0.8034% 5/25/34 (m)	27	15
Series 2006-W4 Class A2C, 0.4134% 5/25/36 (m)	64	22
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1, 1.0784% 4/25/34 (m)	121	86
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Axon Financial Funding Ltd. 2.025% 4/4/17 (d)(f)(m)	$ 229	$ 0
Bank of America Auto Trust Series 2009-1A Class A4, 3.52% 6/15/16 (f)	300	312
BMW Vehicle Lease Trust Series 2010-1 Class A3, 0.82% 4/15/13	470	469
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.2994% 12/26/24 (m)	81	77
C-BASS Trust Series 2006-CB7 Class A2, 0.3134% 10/25/36 (m)	6	6
Capital Auto Receivables Trust Series 2007-2 Class A4A, 5.39% 2/18/14	176	180
Capital One Multi-Asset Execution Trust Series 2009-A2 Class A2, 3.2% 4/15/14	1,000	1,013
Capital Trust Ltd. Series 2004-1:
Class A2, 0.7034% 7/20/39 (f)(m)	21	4
Class B, 1.0034% 7/20/39 (f)(m)	12	1
Class C, 1.3534% 7/20/39 (f)(m)	15	0*
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	37	38
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5534% 7/25/36 (m)	52	5
Series 2006-NC2 Class M7, 1.1034% 6/25/36 (m)	19	1
Series 2006-RFC1 Class M9, 2.1234% 5/25/36 (m)	8	1
Series 2007-RFC1 Class A3, 0.3934% 12/25/36 (m)	82	28
Cendant Timeshare Receivables Funding LLC Series 2005 1A Class 2A2, 0.4334% 5/20/17 (FGIC Insured) (f)(m)	6	5
Chrysler Financial Auto Securitization Trust Series 2010-A Class A3, 0.91% 8/8/13	590	588
Chrysler Financial Lease Trust Series 2010-A Class A2, 1.78% 6/15/11 (f)	504	505
Citibank Credit Card Issuance Trust Series 2009-A5 Class A5, 2.25% 12/23/14	1,000	1,024
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.5234% 5/25/37 (m)	35	1
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (f)	15	0
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.2234% 4/25/34 (m)	7	3
Series 2004-4 Class M2, 1.0484% 6/25/34 (m)	27	14
Series 2005-3 Class MV1, 0.6734% 8/25/35 (m)	46	43
Series 2005-AB1 Class A2, 0.4634% 8/25/35 (m)	6	6
CPS Auto Receivables Trust Series 2006-D Class A4, 5.115% 8/15/13 (FSA Insured) (f)	20	20
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.7503% 5/28/35 (m)	$ 2	$ 1
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4284% 8/25/34 (m)	13	7
Series 2006-3 Class 2A3, 0.4134% 11/25/36 (m)	204	79
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0784% 3/25/34 (m)	1	0*
Ford Credit Auto Lease Trust Series 2010-B Class A3, 0.8% 7/15/13 (f)	490	489
Ford Credit Auto Owner Trust:
Series 2006-C Class B, 5.3% 6/15/12	10	10
Series 2009-D:
Class A3, 2.17% 10/15/13	200	202
Class A4, 2.98% 8/15/14	200	208
Series 2010-B Class A3, 0.98% 10/15/14	330	331
Ford Credit Floorplan Master Owner Trust:
Series 2006-4 Class B, 0.8034% 6/15/13 (m)	34	34
Series 2010-5 Class A1, 1.5% 9/15/15	340	339
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.7434% 1/25/35 (m)	43	21
Class M4, 0.9334% 1/25/35 (m)	16	3
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6675% 2/25/47 (f)(m)	106	64
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (f)	79	63
GE Business Loan Trust:
Series 2003-1 Class A, 0.6834% 4/15/31 (f)(m)	12	10
Series 2006-2A:
Class A, 0.4334% 11/15/34 (f)(m)	50	40
Class B, 0.5334% 11/15/34 (f)(m)	18	11
Class C, 0.6334% 11/15/34 (f)(m)	30	13
Class D, 1.0034% 11/15/34 (f)(m)	11	3
GE Equipment Midticket LLC Series 2006-1 Class B, 0.4034% 9/15/17 (m)	25	25
GSAMP Trust:
Series 2004-AR1 Class M1, 0.9034% 6/25/34 (m)	99	68
Series 2007-HE1 Class M1, 0.5034% 3/25/47 (m)	41	2
GSR Mortgage Loan Trust Series 2006-FM1 Class M3, 0.6034% 4/25/36 (m)	5	0*
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3334% 5/25/30 (f)(m)	29	15
Series 2006-3:
Class B, 0.6534% 9/25/46 (f)(m)	30	6
Class C, 0.8034% 9/25/46 (f)(m)	69	10
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.5434% 8/25/33 (m)	$ 36	$ 25
Series 2003-5 Class A2, 0.9534% 12/25/33 (m)	1	1
Series 2005-5 Class 2A2, 0.5034% 11/25/35 (m)	5	5
Series 2006-1 Class 2A3, 0.4784% 4/25/36 (m)	57	55
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.5434% 3/20/36 (m)	35	29
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4434% 1/25/37 (m)	56	22
Hyundai Auto Receivables Trust Series 2009-A Class A3, 2.03% 8/15/13	200	202
JPMorgan Mortgage Acquisition Trust Series 2007-CH1:
Class AV4, 0.3834% 11/25/36 (m)	56	46
Class MV1, 0.4834% 11/25/36 (m)	46	27
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6194% 12/27/29 (m)	36	31
Series 2006-A Class 2C, 1.4394% 3/27/42 (m)	43	7
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14 (FSA Insured)	41	42
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.3334% 6/25/34 (m)	5	3
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (f)	1	1
Class C, 5.691% 10/20/28 (f)	0*	0*
Class D, 6.01% 10/20/28 (f)	5	4
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.5134% 10/25/36 (m)	20	1
Series 2007-HE1 Class M1, 0.5534% 5/25/37 (m)	36	2
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.9034% 7/25/34 (m)	4	3
Series 2006-FM1 Class A2B, 0.3634% 4/25/37 (m)	80	70
Series 2006-OPT1 Class A1A, 0.5134% 6/25/35 (m)	72	57
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5934% 8/25/34 (m)	3	2
Series 2005-NC1 Class M1, 0.6934% 1/25/35 (m)	18	10
Series 2005-NC2 Class B1, 1.4234% 3/25/35 (m)	19	3
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (o)	112	13
Series 2006-4:
Class A1, 0.2834% 3/25/25 (m)	17	17
Class D, 1.3534% 5/25/32 (m)	32	0*
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7634% 9/25/35 (m)	$ 65	$ 44
Series 2005-D Class M2, 0.7234% 2/25/36 (m)	13	1
Nissan Auto Lease Trust Series 2009-B Class A3, 2.07% 1/15/15	310	312
Nissan Auto Receivables Owner Trust Series 2010-A Class A4, 1.31% 9/15/16	200	200
Ocala Funding LLC Series 2006-1A Class A, 1.6534% 3/20/11 (d)(f)(m)	53	20
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3434% 5/25/37 (m)	3	3
Series 2007-6 Class 2A1, 0.3134% 7/25/37 (m)	5	5
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.5034% 9/25/34 (m)	24	11
Class M4, 1.7034% 9/25/34 (m)	31	8
Series 2005-WCH1:
Class M2, 0.7734% 1/25/36 (m)	35	31
Class M3, 0.8134% 1/25/36 (m)	22	15
Class M4, 1.0834% 1/25/36 (m)	67	27
Series 2005-WHQ2:
Class M7, 1.5034% 5/25/35 (m)	79	2
Class M9, 2.1334% 5/25/35 (m)	10	0*
Providian Master Note Trust Series 2006-C1A Class C1, 0.8034% 3/15/15 (f)(m)	94	94
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4834% 12/25/36 (m)	22	1
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.3234% 2/25/37 (m)	4	4
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0534% 4/25/33 (m)	0*	0*
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0484% 3/25/35 (m)	72	59
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4063% 3/20/19 (FGIC Insured) (f)(m)	29	28
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2422% 6/15/33 (m)	57	3
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.4034% 9/25/34 (m)	3	2
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.3434% 6/25/37 (m)	49	41
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.1134% 9/25/34 (m)	1	1
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8506% 4/6/42 (f)(m)	$ 59	$ 3
Triad Auto Receivables Owner Trust Series 2006-C Class A4, 5.31% 5/13/13 (AMBAC Insured)	22	23
Volkswagen Auto Lease Trust Series 2010-A Class A3, 0.85% 11/20/13	370	369
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (f)	40	0
WaMu Master Note Trust Series 2006-C2A Class C2, 0.7534% 8/15/15 (f)(m)	317	315
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (a)(f)	0*	0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0884% 10/25/44 (f)(m)	81	30
TOTAL ASSET-BACKED SECURITIES (Cost $9,593)		10,151
Collateralized Mortgage Obligations - 0.4%

Private Sponsor - 0.4%
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.7191% 4/12/56 (f)(m)	64	62
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6987% 4/10/49 (m)	4	1
Class C, 5.6987% 4/10/49 (m)	11	2
Class D, 5.6987% 4/10/49 (m)	6	1
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 3.4944% 1/25/34 (m)	24	22
Series 2004-1 Class 2A2, 3.2348% 10/25/34 (m)	41	37
Series 2004-A Class 2A2, 3.516% 2/25/34 (m)	37	32
Series 2004-B:
Class 1A1, 2.9237% 3/25/34 (m)	3	2
Class 2A2, 3.0591% 3/25/34 (m)	14	14
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.5334% 1/25/35 (m)	99	79
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 3.1105% 2/25/37 (m)	65	63
Series 2007-A2 Class 2A1, 3.1848% 7/25/37 (m)	14	14
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0905% 12/10/49 (m)	75	80
Citigroup Mortgage Loan Trust Series 2004-UST1 Class A4, 2.5181% 8/25/34 (m)	55	54
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (m)	$ 84	$ 19
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7534% 7/16/34 (f)(m)	75	75
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 2.9126% 11/25/34 (m)	69	63
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.8756% 10/25/34 (m)	65	61
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 0.4491% 10/18/54 (f)(m)	129	127
Class C2, 0.7591% 10/18/54 (f)(m)	43	42
Class M2, 0.5391% 10/18/54 (f)(m)	74	73
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.7544% 11/20/56 (f)(m)	110	106
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.7591% 10/11/41 (f)(m)	140	139
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 0.8534% 12/20/54 (f)(m)	271	141
Series 2006-2 Class C1, 0.7234% 12/20/54 (m)	242	132
Series 2006-3 Class C2, 0.7534% 12/20/54 (m)	50	28
Series 2006-4:
Class B1, 0.3434% 12/20/54 (m)	169	133
Class C1, 0.6334% 12/20/54 (m)	103	53
Class M1, 0.4234% 12/20/54 (m)	44	30
Series 2007-1:
Class 1C1, 0.8534% 12/20/54 (m)	84	46
Class 1M1, 0.5534% 12/20/54 (m)	54	37
Class 2C1, 1.2134% 12/20/54 (m)	38	21
Class 2M1, 0.7534% 12/20/54 (m)	70	48
Series 2007-2 Class 2C1, 0.6834% 12/17/54 (m)	97	50
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7391% 1/20/44 (m)	19	13
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 3.0969% 4/25/35 (m)	20	18
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.4734% 5/19/35 (m)	17	11
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (m)	4	4
Class A3, 5.447% 6/12/47 (m)	142	148
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.9132% 8/25/36 (m)	$ 90	$ 75
Series 2004-A3 Class 4A1, 4.2989% 7/25/34 (m)	70	68
Series 2004-A5 Class 2A1, 2.6088% 12/25/34 (m)	73	67
Series 2006-A2 Class 5A1, 3.0784% 11/25/33 (m)	173	164
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39	34	36
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4634% 5/25/47 (m)	47	30
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4234% 2/25/37 (m)	69	47
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.423% 6/15/22 (f)(m)	9	9
Class C, 0.443% 6/15/22 (f)(m)	58	50
Class D, 0.453% 6/15/22 (f)(m)	22	19
Class E, 0.463% 6/15/22 (f)(m)	35	29
Class F, 0.493% 6/15/22 (f)(m)	64	51
Class G, 0.563% 6/15/22 (f)(m)	13	10
Class H, 0.583% 6/15/22 (f)(m)	27	20
Class J, 0.623% 6/15/22 (f)(m)	31	22
Merrill Lynch Mortgage Investors Trust:
Series 2004-A4 Class A1, 2.7858% 8/25/34 (m)	89	85
Series 2005-A2 Class A7, 2.7997% 2/25/35 (m)	62	58
Series 2006-A6 Class A4, 3.1798% 10/25/33 (m)	54	51
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (m)	321	343
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5434% 7/25/35 (m)	107	87
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5534% 3/25/37 (m)	111	7
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 2.86% 10/25/35 (m)	186	162
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.6034% 7/10/35 (f)(m)	41	29
Residential Asset Mortgage Products, Inc. sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	7	8
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7034% 6/25/33 (f)(m)	12	10
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.1948% 7/20/34 (m)	2	1
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.3791% 4/25/33 (m)	$ 25	$ 24
Series 2003-20 Class 1A1, 5.5% 7/25/33	22	23
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4563% 9/25/36 (m)	148	82
WaMu Mortgage pass-thru certificates:
Series 2003-AR8 Class A, 2.719% 8/25/33 (m)	44	41
Series 2005-AR3 Class A2, 2.7245% 3/25/35 (m)	119	104
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-EE Class 2A2, 2.8648% 12/25/34 (m)	38	36
Series 2004-H Class A1, 4.5322% 6/25/34 (m)	73	71
Series 2004-W Class A9, 2.7879% 11/25/34 (m)	120	116
Series 2005-AR10 Class 2A2, 2.874% 6/25/35 (m)	94	91
Series 2005-AR12 Class 2A6, 2.8758% 7/25/35 (m)	139	130
Series 2005-AR3 Class 2A1, 2.8796% 3/25/35 (m)	81	73
TOTAL PRIVATE SPONSOR		4,410
U.S. Government Agency - 0.0%
Fannie Mae subordinate REMIC pass-thru certificates planned amortization class Series 2002-9 Class PC, 6% 3/25/17	27	30
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,140)		4,440
Commercial Mortgage Securities - 2.9%

Asset Securitization Corp. Series 1997-D5:
Class A2, 6.8147% 2/14/43 (m)	55	59
Class A3, 6.8647% 2/14/43 (m)	60	64
Class A6, 7.1847% 2/14/43 (m)	88	94
Class PS1, 1.3859% 2/14/43 (m)(o)	227	6
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.722% 5/10/45 (m)	88	95
Series 2006-5:
Class A1, 5.185% 9/10/47	25	25
Class A2, 5.317% 9/10/47	289	297
Class A3, 5.39% 9/10/47	105	113
Series 2006-6 Class A3, 5.369% 10/10/45	150	157
Series 2007-2 Class A1, 5.421% 4/10/49	9	9
Series 2007-4 Class A3, 5.8083% 2/10/51 (m)	75	79
Series 2006-6 Class E, 5.619% 10/10/45 (f)	43	8
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage Trust: - continued
Series 2007-3:
Class A3, 5.6579% 6/10/49 (m)	$ 125	$ 132
Class A4, 5.6579% 6/10/49 (m)	156	161
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2001-1 Class A4, 5.451% 1/15/49	164	172
Series 2004-2:
Class A3, 4.05% 11/10/38	25	25
Class A4, 4.153% 11/10/38	95	98
Series 2005-1 Class A3, 4.877% 11/10/42	123	123
Series 2006-1 Class A1, 5.219% 9/10/45 (m)	19	19
Series 2007-1 Class A2, 5.381% 1/15/49	175	179
Series 2001-3 Class H, 6.562% 4/11/37 (f)	42	42
Series 2001-PB1:
Class J, 7.166% 5/11/35 (f)	19	19
Class K, 6.15% 5/11/35 (f)	35	33
Series 2005-3 Series A3B, 5.09% 7/10/43 (m)	233	247
Series 2007-1 Class B, 5.543% 1/15/49	45	23
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5634% 3/15/22 (f)(m)	32	28
Class D, 0.6134% 3/15/22 (f)(m)	33	28
Class E, 0.6534% 3/15/22 (f)(m)	27	23
Class F, 0.7234% 3/15/22 (f)(m)	28	22
Class G, 0.7834% 3/15/22 (f)(m)	18	13
Series 2006-BIX1:
Class C, 0.4334% 10/15/19 (f)(m)	48	44
Class D, 0.4634% 10/15/19 (f)(m)	59	53
Class E, 0.4934% 10/15/19 (f)(m)	55	48
Class F, 0.5634% 10/15/19 (f)(m)	128	109
Class G, 0.5834% 10/15/19 (f)(m)	49	39
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.1034% 12/25/33 (f)(m)	4	2
Series 2004-1:
Class A, 0.6134% 4/25/34 (f)(m)	47	38
Class B, 2.1534% 4/25/34 (f)(m)	5	2
Class M1, 0.8134% 4/25/34 (f)(m)	4	3
Class M2, 1.4534% 4/25/34 (f)(m)	4	2
Series 2004-2:
Class A, 0.6834% 8/25/34 (f)(m)	36	30
Class M1, 0.8334% 8/25/34 (f)(m)	9	6
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2004-3:
Class A1, 0.6234% 1/25/35 (f)(m)	$ 81	$ 65
Class A2, 0.6734% 1/25/35 (f)(m)	12	8
Class M1, 0.7534% 1/25/35 (f)(m)	14	10
Class M2, 1.2534% 1/25/35 (f)(m)	9	6
Series 2005-2A:
Class A1, 0.5634% 8/25/35 (f)(m)	73	58
Class M1, 0.6834% 8/25/35 (f)(m)	4	2
Class M2, 0.7334% 8/25/35 (f)(m)	7	4
Class M3, 0.7534% 8/25/35 (f)(m)	4	2
Class M4, 0.8634% 8/25/35 (f)(m)	4	2
Series 2005-3A:
Class A1, 0.5734% 11/25/35 (f)(m)	32	25
Class A2, 0.6534% 11/25/35 (f)(m)	27	20
Class M1, 0.6934% 11/25/35 (f)(m)	4	2
Class M2, 0.7434% 11/25/35 (f)(m)	5	2
Class M3, 0.7634% 11/25/35 (f)(m)	4	2
Class M4, 0.8534% 11/25/35 (f)(m)	5	2
Series 2005-4A:
Class A2, 0.6434% 1/25/36 (f)(m)	74	51
Class B1, 1.6534% 1/25/36 (f)(m)	6	2
Class M1, 0.7034% 1/25/36 (f)(m)	24	13
Class M2, 0.7234% 1/25/36 (f)(m)	7	4
Class M3, 0.7534% 1/25/36 (f)(m)	10	5
Class M4, 0.8634% 1/25/36 (f)(m)	6	2
Class M5, 0.9034% 1/25/36 (f)(m)	6	2
Class M6, 0.9534% 1/25/36 (f)(m)	6	2
Series 2006-1:
Class A2, 0.6134% 4/25/36 (f)(m)	11	8
Class M1, 0.6334% 4/25/36 (f)(m)	4	2
Class M2, 0.6534% 4/25/36 (f)(m)	4	2
Class M3, 0.6734% 4/25/36 (f)(m)	4	1
Class M4, 0.7734% 4/25/36 (f)(m)	2	1
Class M5, 0.8134% 4/25/36 (f)(m)	2	1
Class M6, 0.8934% 4/25/36 (f)(m)	4	1
Series 2006-2A:
Class A1, 0.4834% 7/25/36 (f)(m)	192	148
Class A2, 0.5334% 7/25/36 (f)(m)	10	7
Class B1, 1.1234% 7/25/36 (f)(m)	4	1
Class B3, 2.9534% 7/25/36 (f)(m)	6	1
Class M1, 0.5634% 7/25/36 (f)(m)	11	6
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-2A:
Class M2, 0.5834% 7/25/36 (f)(m)	$ 7	$ 3
Class M3, 0.6034% 7/25/36 (f)(m)	6	2
Class M4, 0.6734% 7/25/36 (f)(m)	4	2
Class M5, 0.7234% 7/25/36 (f)(m)	5	2
Class M6, 0.7934% 7/25/36 (f)(m)	8	2
Series 2006-3A:
Class B1, 1.0534% 10/25/36 (f)(m)	7	1
Class B2, 1.6034% 10/25/36 (f)(m)	5	1
Class B3, 2.8534% 10/25/36 (f)(m)	8	1
Class M4, 0.6834% 10/25/36 (f)(m)	8	3
Class M5, 0.7334% 10/25/36 (f)(m)	9	3
Class M6, 0.8134% 10/25/36 (f)(m)	18	5
Series 2006-4A:
Class A1, 0.4834% 12/25/36 (f)(m)	32	25
Class A2, 0.5234% 12/25/36 (f)(m)	163	114
Class B1, 0.9534% 12/25/36 (f)(m)	5	1
Class B2, 1.5034% 12/25/36 (f)(m)	5	1
Class B3, 2.7034% 12/25/36 (f)(m)	9	2
Class M1, 0.5434% 12/25/36 (f)(m)	10	5
Class M2, 0.5634% 12/25/36 (f)(m)	7	3
Class M3, 0.5934% 12/25/36 (f)(m)	7	3
Class M4, 0.6534% 12/25/36 (f)(m)	8	3
Class M5, 0.6934% 12/25/36 (f)(m)	7	2
Class M6, 0.7734% 12/25/36 (f)(m)	7	2
Series 2007-1:
Class A2, 0.5234% 3/25/37 (f)(m)	36	24
Class B1, 0.9234% 3/25/37 (f)(m)	11	2
Class B2, 1.4034% 3/25/37 (f)(m)	8	1
Class B3, 3.6034% 3/25/37 (f)(m)	23	3
Class M1, 0.5234% 3/25/37 (f)(m)	10	5
Class M2, 0.5434% 3/25/37 (f)(m)	7	3
Class M3, 0.5734% 3/25/37 (f)(m)	7	2
Class M4, 0.6234% 3/25/37 (f)(m)	6	2
Class M5, 0.6734% 3/25/37 (f)(m)	9	3
Class M6, 0.7534% 3/25/37 (f)(m)	12	3
Series 2007-2A:
Class A1, 0.5234% 7/25/37 (f)(m)	33	24
Class A2, 0.5734% 7/25/37 (f)(m)	30	15
Class B1, 1.8534% 7/25/37 (f)(m)	9	1
Class B2, 2.5034% 7/25/37 (f)(m)	8	1
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-2A:
Class B3, 3.6034% 7/25/37 (f)(m)	$ 9	$ 1
Class M1, 0.6234% 7/25/37 (f)(m)	11	3
Class M2, 0.6634% 7/25/37 (f)(m)	6	1
Class M3, 0.7434% 7/25/37 (f)(m)	6	1
Class M4, 0.9034% 7/25/37 (f)(m)	12	2
Class M5, 1.0034% 7/25/37 (f)(m)	11	2
Class M6, 1.2534% 7/25/37 (f)(m)	13	2
Series 2007-3:
Class A2, 0.5434% 7/25/37 (f)(m)	40	26
Class B1, 1.2034% 7/25/37 (f)(m)	8	2
Class B2, 1.8534% 7/25/37 (f)(m)	20	3
Class B3, 4.2534% 7/25/37 (f)(m)	11	2
Class M1, 0.5634% 7/25/37 (f)(m)	7	3
Class M2, 0.5934% 7/25/37 (f)(m)	8	3
Class M3, 0.6234% 7/25/37 (f)(m)	12	4
Class M4, 0.7534% 7/25/37 (f)(m)	19	6
Class M5, 0.8534% 7/25/37 (f)(m)	10	3
Class M6, 1.0534% 7/25/37 (f)(m)	7	2
Series 2007-4A:
Class B1, 2.8034% 9/25/37 (f)(m)	12	1
Class B2, 3.7034% 9/25/37 (f)(m)	44	3
Class M1, 1.2034% 9/25/37 (f)(m)	12	2
Class M2, 1.3034% 9/25/37 (f)(m)	12	2
Class M4, 1.8534% 9/25/37 (f)(m)	30	4
Class M5, 2.0034% 9/25/37 (f)(m)	30	3
Class M6, 2.2034% 9/25/37 (f)(m)	30	3
Series 2004-1 Class IO, 1.25% 4/25/34 (f)(o)	172	6
Series 2007-5A Class IO, 3.047% 10/25/37 (f)(m)(o)	413	44
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.6934% 3/15/19 (f)(m)	36	27
Class H, 0.9034% 3/15/19 (f)(m)	25	14
Class J, 1.1034% 3/15/19 (f)(m)	18	10
Series 2007-BBA8:
Class D, 0.5034% 3/15/22 (f)(m)	25	18
Class E, 0.5534% 3/15/22 (f)(m)	128	86
Class F, 0.6034% 3/15/22 (f)(m)	78	48
Class G, 0.6534% 3/15/22 (f)(m)	20	12
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
floater:
Series 2007-BBA8:
Class H, 0.8034% 3/15/22 (f)(m)	$ 25	$ 12
Class J, 0.9534% 3/15/22 (f)(m)	25	10
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	23	24
Series 2004-PWR3 Class A3, 4.487% 2/11/41	48	49
Series 2006-T24 Class A1, 4.905% 10/12/41 (m)	46	47
Series 2007-PW16 Class A4, 5.717% 6/11/40 (m)	44	47
Series 2007-PW17 Class A1, 5.282% 6/11/50	19	19
Series 2007-T26 Class A1, 5.145% 1/12/45 (m)	18	19
Series 2003-PWR2 Class X2, 0.5307% 5/11/39 (f)(m)(o)	529	2
Series 2006-PW13 Class A3, 5.518% 9/11/41	265	280
Series 2006-PW14 Class X2, 0.6529% 12/11/38 (f)(m)(o)	1,017	17
Series 2006-T22 Class A4, 5.5118% 4/12/38 (m)	9	10
Series 2007-PW15 Class A1, 5.016% 2/11/44	8	8
Series 2007-PW16:
Class B, 5.717% 6/11/40 (f)(m)	12	5
Class C, 5.717% 6/11/40 (f)(m)	10	4
Class D, 5.717% 6/11/40 (f)(m)	10	3
Series 2007-PW18 Class X2, 0.3205% 6/11/50 (f)(m)(o)	7,006	90
Series 2007-T28:
Class A1, 5.422% 9/11/42	10	10
Class X2, 0.1749% 9/11/42 (f)(m)(o)	3,222	26
C-BASS Trust floater Series 2006-SC1 Class A, 0.5234% 5/25/36 (f)(m)	41	31
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (f)	88	94
Class XCL, 2.1162% 5/15/35 (f)(m)(o)	972	22
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.5634% 8/15/21 (f)(m)	27	25
Class G, 0.5834% 8/15/21 (f)(m)	20	17
Class H, 0.6234% 8/15/21 (f)(m)	16	13
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	430	456
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (f)	126	117
Series 2007-C6:
Class A1, 5.622% 12/10/49 (m)	607	611
Class A4, 5.6985% 12/10/49 (m)	249	264
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4:
Class A1, 4.977% 12/11/49	$ 10	$ 10
Class A2A, 5.237% 12/11/49	67	68
Class A4, 5.322% 12/11/49	430	442
Series 2007-CD4:
Class A3, 5.293% 12/11/49	73	75
Class C, 5.476% 12/11/49	141	25
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.818% 5/15/46 (m)	75	80
Series 2006-C1 Class B, 5.359% 8/15/48	225	56
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.4834% 4/15/17 (f)(m)	198	178
Class C, 0.5234% 4/15/17 (f)(m)	60	52
Class D, 0.5634% 4/15/17 (f)(m)	43	36
Class E, 0.6234% 4/15/17 (f)(m)	14	11
Class F, 0.6634% 4/15/17 (f)(m)	8	6
Class G, 0.8034% 4/15/17 (f)(m)	8	5
Class H, 0.8734% 4/15/17 (f)(m)	8	4
Class J, 1.1034% 4/15/17 (f)(m)	6	3
Series 2005-FL11:
Class C, 0.5534% 11/15/17 (f)(m)	57	54
Class D, 0.5934% 11/15/17 (f)(m)	3	3
Class E, 0.6434% 11/15/17 (f)(m)	11	9
Class F, 0.7034% 11/15/17 (f)(m)	8	7
Class G, 0.7534% 11/15/17 (f)(m)	6	5
Series 2006-FL12 Class AJ, 0.3834% 12/15/20 (f)(m)	107	93
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (m)	1	1
Series 2006-C8 Class A3, 5.31% 12/10/46	214	222
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (f)	127	127
Class AJFX, 5.478% 2/5/19 (f)	200	198
Series 2007-C9 Class A4, 5.8145% 12/10/49 (m)	166	178
Series 2006-C8 Class B, 5.44% 12/10/46	130	37
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	93	98
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C2:
Class A1, 5.269% 1/15/49	$ 1	$ 1
Class A2, 5.448% 1/15/49 (m)	435	445
Class A3, 5.542% 1/15/49 (m)	150	154
Series 2007-C3 Class A4, 5.721% 6/15/39 (m)	45	47
Series 2006-C4 Class AAB, 5.439% 9/15/39	427	456
Series 2007-C5 Class A4, 5.695% 9/15/40 (m)	68	70
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.6034% 4/15/22 (f)(m)	268	147
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2001-CK6 Class B, 6.582% 8/15/36	75	78
Series 2004-C1:
Class A3, 4.321% 1/15/37	15	15
Class A4, 4.75% 1/15/37	35	37
Series 1998-C1 Class D, 7.17% 5/17/40	1	1
Series 2001-CK6 Class AX, 0.8917% 8/15/36 (m)(o)	195	1
Series 2001-CKN5 Class AX, 1.963% 9/15/34 (f)(m)(o)	567	4
Series 2004-C1 Class ASP, 0.9573% 1/15/37 (f)(m)(o)	4,150	10
Series 2006-C1 Class A3, 5.5465% 2/15/39 (m)	396	420
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.4034% 2/15/22 (f)(m)	28	19
Class C:
0.4234% 2/15/22 (f)(m)	84	50
0.5234% 2/15/22 (f)(m)	30	14
Class F, 0.5734% 2/15/22 (f)(m)	60	26
sequential payer Series 2007-C1:
Class A1, 5.227% 2/15/40	4	4
Class A2, 5.268% 2/15/40	1,760	1,785
Series 2007-C1:
Class ASP, 0.4158% 2/15/40 (m)(o)	1,404	15
Class B, 5.487% 2/15/40 (f)(m)	115	14
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	27	27
Class G, 6.936% 3/15/33 (f)	49	49
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	$ 443	$ 456
Series 2001-1 Class X1, 0.99% 5/15/33 (f)(m)(o)	583	2
Series 2007-C1 Class XP, 0.1995% 12/10/49 (m)(o)	830	5
GMAC Commercial Mortgage Securities, Inc. Series 2005-C1 Class X2, 0.5556% 5/10/43 (m)(o)	298	2
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4438% 11/5/21 (f)(m)	28	25
sequential payer:
Series 2004-GG1 Class A4, 4.755% 6/10/36	11	11
Series 2007-GG11 Class A2, 5.597% 12/10/49	150	157
Series 2007-GG9 Class A4, 5.444% 3/10/39	218	228
Series 2005-GG3 Class XP, 0.6907% 8/10/42 (f)(m)(o)	1,389	10
Series 2006-GG7:
Class A3, 5.8828% 7/10/38 (m)	198	215
Class A4, 5.8828% 7/10/38 (m)	350	384
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (f)(o)	1,727	17
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.4934% 6/6/20 (f)(m)	4	4
Class D, 0.5334% 6/6/20 (f)(m)	18	16
Class E, 0.6234% 6/6/20 (f)(m)	21	18
Class F, 0.6934% 6/6/20 (f)(m)	38	32
Series 2007-EOP:
Class C, 0.5734% 3/6/20 (f)(m)	44	40
Class D, 0.6234% 3/6/20 (f)(m)	117	103
Class F, 0.7334% 3/6/20 (f)(m)	4	3
Class G, 0.7734% 3/6/20 (f)(m)	2	2
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	23	24
Series 2005-GG4 Class XP, 0.7093% 7/10/39 (f)(m)(o)	1,418	14
Series 2006-GG6 Class A2, 5.506% 4/10/38	391	394
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	113	115
Series 2007-GG10:
Class A1, 5.69% 8/10/45	4	4
Class A2, 5.778% 8/10/45	36	37
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Trust sequential payer: - Series 2007-GG10: continued
Class A4, 5.8078% 8/10/45 (m)	$ 256	$ 267
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.4234% 11/15/18 (f)(m)	55	49
Class C, 0.4634% 11/15/18 (f)(m)	39	33
Class D, 0.4834% 11/15/18 (f)(m)	11	9
Class E, 0.5334% 11/15/18 (f)(m)	16	13
Class F, 0.5834% 11/15/18 (f)(m)	25	19
Class G, 0.6134% 11/15/18 (f)(m)	22	16
Class H, 0.7534% 11/15/18 (f)(m)	16	12
sequential payer:
Series 2006-CB14 Class A3B, 5.4835% 12/12/44 (m)	223	236
Series 2006-LDP8 Class A4, 5.399% 5/15/45	48	52
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (m)	36	38
Class A3, 5.336% 5/15/47	31	32
Series 2007-CB19 Class A4, 5.7421% 2/12/49 (m)	263	278
Series 2007-LD11 Class A2, 5.8025% 6/15/49 (m)	211	220
Series 2007-LDP10 Class A1, 5.122% 1/15/49	2	2
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49	174	177
Class A3, 5.412% 1/15/49	321	335
Series 2005-CB13 Class E, 5.3509% 1/12/43 (f)(m)	38	3
Series 2005-LDP3 Class A3, 4.959% 8/15/42	470	486
Series 2006-CB17 Class A3, 5.45% 12/12/43	21	22
Series 2007-CB19:
Class B, 5.7421% 2/12/49 (m)	6	2
Class C, 5.7421% 2/12/49 (m)	17	6
Class D, 5.7421% 2/12/49 (m)	18	5
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (m)	14	5
Class CS, 5.466% 1/15/49 (m)	6	2
Class ES, 5.5411% 1/15/49 (f)(m)	39	3
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (f)	26	27
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.9501% 7/15/44 (m)	58	62
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB Commercial Conduit Mortgage Trust: - continued
Series 1998-C1 Class D, 6.98% 2/18/30	$ 25	$ 25
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2001-C2 Class A2, 6.653% 11/15/27	12	12
Series 2006-C1 Class A2, 5.084% 2/15/31	19	19
Series 2006-C3 Class A1, 5.478% 3/15/32	1	1
Series 2006-C6:
Class A1, 5.23% 9/15/39	7	7
Class A2, 5.262% 9/15/39 (m)	131	133
Series 2006-C7:
Class A1, 5.279% 11/15/38	33	34
Class A2, 5.3% 11/15/38	83	85
Class A3, 5.347% 11/15/38	56	59
Series 2007-C1:
Class A1, 5.391% 2/15/40 (m)	4	4
Class A4, 5.424% 2/15/40	210	222
Series 2007-C2 Class A3, 5.43% 2/15/40	146	152
Series 2000-C5 Class E, 7.29% 12/15/32	5	5
Series 2001-C3 Class B, 6.512% 6/15/36	145	149
Series 2001-C7 Class D, 6.514% 11/15/33	83	85
Series 2004-C4 Class A2, 4.567% 6/15/29 (m)	5	5
Series 2005-C3 Class XCP, 0.7546% 7/15/40 (m)(o)	232	2
Series 2006-C6 Class XCP, 0.6752% 9/15/39 (m)(o)	346	6
Series 2007-C1:
Class C, 5.533% 2/15/40 (m)	165	70
Class D, 5.563% 2/15/40 (m)	30	11
Class E, 5.582% 2/15/40 (m)	15	4
Class XCP, 0.477% 2/15/40 (m)(o)	171	2
Series 2007-C6 Class A4, 5.858% 7/15/40 (m)	94	99
Series 2007-C7:
Class A3, 5.866% 9/15/45	75	80
Class XCP, 0.29% 9/15/45 (m)(o)	5,756	60
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4834% 9/15/21 (f)(m)	24	19
Class E, 0.5434% 9/15/21 (f)(m)	86	64
Class F, 0.5934% 9/15/21 (f)(m)	52	37
Class G, 0.6134% 9/15/21 (f)(m)	102	72
Class H, 0.6534% 9/15/21 (f)(m)	26	17
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	133	137
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch Mortgage Trust:
sequential payer Series 2007-C1 Class A1, 4.533% 6/12/50	$ 7	$ 7
Series 2005-CKI1 Class A3, 5.2413% 11/12/37 (m)	123	127
Series 2005-LC1 Class F, 5.3852% 1/12/44 (f)(m)	65	33
Series 2006-C1 Class A2, 5.6095% 5/12/39 (m)	105	108
Series 2007-C1 Class A4, 5.8258% 6/12/50 (m)	284	305
Series 2008-C1 Class A4, 5.69% 2/12/51	160	169
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3763% 12/12/49 (m)	35	34
sequential payer:
Series 2006-1 CLass A3, 5.4657% 2/12/39 (m)	80	84
Series 2006-4 Class ASB, 5.133% 12/12/49 (m)	64	68
Series 2007-5:
Class A1, 4.275% 8/12/48	1	1
Class A3, 5.364% 8/12/48	499	512
Class A4, 5.378% 8/12/48	3	3
Class B, 5.479% 2/12/17	225	36
Series 2007-6:
Class A1, 5.175% 3/12/51	3	3
Class A4, 5.485% 3/12/51 (m)	550	562
Series 2007-7 Class A4, 5.7475% 6/12/50 (m)	263	270
Series 2007-8 Class A1, 4.622% 8/12/49	8	8
Series 2006-4 Class XP, 0.6252% 12/12/49 (m)(o)	1,248	23
Series 2007-6 Class B, 5.635% 3/12/51 (m)	75	23
Series 2007-7 Class B, 5.75% 6/12/50	7	1
Series 2007-8 Class A3, 5.9646% 8/12/49 (m)	65	70
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF:
Class C, 1.454% 7/15/19 (f)(m)	37	4
Class G, 0.614% 7/15/19 (f)(m)	21	20
Series 2007-XCLA Class A1, 0.454% 7/17/17 (f)(m)	109	79
Series 2007-XLCA Class B, 0.754% 7/17/17 (f)(m)	89	11
Series 2007-XLFA:
Class C, 0.414% 10/15/20 (f)(m)	43	18
Class D, 0.444% 10/15/20 (f)(m)	30	11
Class E, 0.504% 10/15/20 (f)(m)	38	8
Class F, 0.554% 10/15/20 (f)(m)	23	3
Class G, 0.594% 10/15/20 (f)(m)	28	2
Class H, 0.684% 10/15/20 (f)(m)	18	1
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
floater:
Series 2007-XLFA:
Class J, 0.834% 10/15/20 (f)(m)	$ 20	$ 1
Class MHRO, 0.944% 10/15/20 (f)(m)	18	5
Class MJPM, 1.254% 10/15/20 (f)(m)	6	4
Class MSTR, 0.954% 10/15/20 (f)(m)	11	3
Class NHRO, 1.144% 10/15/20 (f)(m)	27	4
Class NSTR, 1.104% 10/15/20 (f)(m)	9	1
sequential payer:
Series 2003-IQ5 Class X2, 0.9113% 4/15/38 (f)(m)(o)	207	1
Series 2005-IQ9 Class A3, 4.54% 7/15/56	111	114
Series 2006-T23 Class A1, 5.682% 8/12/41	17	18
Series 2007-HQ11:
Class A1, 5.246% 2/12/44	5	5
Class A31, 5.439% 2/12/44 (m)	38	40
Series 2007-IQ13 Class A1, 5.05% 3/15/44	8	8
Series 2007-IQ14 Class A1, 5.38% 4/15/49	18	19
Series 2003-IQ6 Class X2, 0.5796% 12/15/41 (f)(m)(o)	485	3
Series 2005-IQ9 Class X2, 1.0925% 7/15/56 (f)(m)(o)	835	10
Series 2006-HQ8 Class A3, 5.4406% 3/12/44 (m)	116	118
Series 2006-IQ11:
Class A3, 5.7248% 10/15/42 (m)	123	129
Class A4, 5.7608% 10/15/42 (m)	23	25
Series 2006-IQ12 Class B, 5.468% 12/15/43	75	27
Series 2006-T23 Class A3, 5.8053% 8/12/41 (m)	38	41
Series 2007-HQ11 Class B, 5.538% 2/20/44 (m)	136	63
Series 2007-HQ12 Class A2, 5.6352% 4/12/49 (m)	523	531
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (m)	113	118
Class B, 5.7278% 4/15/49 (m)	18	6
Series 2007-XLC1:
Class C, 0.854% 7/17/17 (f)(m)	122	3
Class D, 0.954% 7/17/17 (f)(m)	57	1
Class E, 1.054% 7/17/17 (f)(m)	47	1
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2001-PPM Class A2, 6.4% 2/15/31	0*	0*
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (f)	493	510
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	8	8
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (f)	$ 64	$ 65
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4534% 1/15/18 (f)(m)	58	55
Series 2006-WL7A:
Class E, 0.5363% 9/15/21 (f)(m)	78	50
Class F, 0.5963% 8/11/18 (f)(m)	85	40
Class G, 0.6163% 8/11/18 (f)(m)	80	37
Class J, 0.8563% 8/11/18 (f)(m)	18	6
Series 2007-WHL8:
Class AP1, 0.9534% 6/15/20 (f)(m)	5	3
Class AP2, 1.0534% 6/15/20 (f)(m)	9	5
Class F, 0.7334% 6/15/20 (f)(m)	168	84
Class LXR1, 0.9534% 6/15/20 (f)(m)	9	6
Class LXR2, 1.0534% 6/15/20 (f)(m)	115	75
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (f)	98	99
Series 2003-C8 Class A3, 4.445% 11/15/35	327	337
Series 2006-C27 Class A2, 5.624% 7/15/45	62	63
Series 2006-C29 Class A3, 5.313% 11/15/48	199	212
Series 2007-C30:
Class A1, 5.031% 12/15/43	2	2
Class A3, 5.246% 12/15/43	64	65
Class A4, 5.305% 12/15/43	377	378
Class A5, 5.342% 12/15/43	80	80
Series 2007-C31:
Class A1, 5.14% 4/15/47	3	4
Class A4, 5.509% 4/15/47	170	174
Series 2007-C32:
Class A2, 5.739% 6/15/49 (m)	230	238
Class A3, 5.744% 6/15/49 (m)	127	131
Series 2003-C6 Class G, 5.125% 8/15/35 (f)(m)	36	35
Series 2004-C15:
Class 180A, 5.3979% 10/15/41 (f)(m)	58	56
Class 180B, 5.3979% 10/15/41 (f)(m)	26	24
Series 2005-C19 Class B, 4.892% 5/15/44	75	63
Series 2005-C22:
Class B, 5.3588% 12/15/44 (m)	166	136
Class F, 5.3588% 12/15/44 (f)(m)	125	51
Series 2006-C23 Class A5, 5.416% 1/15/45 (m)	350	376
Series 2006-C29 Class E, 5.516% 11/15/48 (m)	75	24
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2007-C30:
Class C, 5.483% 12/15/43 (m)	$ 225	$ 38
Class D, 5.513% 12/15/43 (m)	120	11
Class XP, 0.4396% 12/15/43 (f)(m)(o)	833	11
Series 2007-C31 Class C, 5.6934% 4/15/47 (m)	21	5
Series 2007-C31A Class A2, 5.421% 4/15/47	2,166	2,229
Series 2007-C32:
Class D, 5.744% 6/15/49 (m)	56	11
Class E, 5.744% 6/15/49 (m)	89	16
Wachovia Bank Commercial Mortgage Trust pass-thru certificates:
sequential payer Series 2007-C33 Class A5, 5.9025% 2/15/51 (m)	50	52
Series 2007-C33 Class B, 5.9025% 2/15/51 (m)	126	42
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $23,639)		28,383
Municipal Securities - 0.1%

California Gen. Oblig.:
6.2% 3/1/19	300	316
7.5% 4/1/34	240	246
7.55% 4/1/39	140	144
Illinois Gen. Oblig. Series 2010, 4.421% 1/1/15	260	270
TOTAL MUNICIPAL SECURITIES (Cost $947)		976
Fixed-Income Funds - 9.0%
	Shares
Fidelity Corporate Bond 1-10 Year Central Fund (n)	52,141	5,685
Fidelity High Income Central Fund 2 (n)	190,828	20,686
Fidelity Mortgage Backed Securities Central Fund (n)	598,100	63,225
TOTAL FIXED-INCOME FUNDS (Cost $84,448)		89,596
Money Market Funds - 4.2%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.24% (b)	41,315,703	$ 41,316
Fidelity Securities Lending Cash Central Fund, 0.25% (b)(c)	422,250	422
TOTAL MONEY MARKET FUNDS (Cost $41,738)		41,738
Cash Equivalents - 0.0%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.24%, dated 11/30/10 due 12/1/10 (Collateralized by U.S. Government Obligations) # (Cost $27)	$ 27	27
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $903,470)		1,007,931
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(11,532)
NET ASSETS - 100%		$ 996,399
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
53 CME E-mini S&P 500 Index Contracts	Dec. 2010	$ 3,126	$ (11)

The face value of futures purchased as a percentage of net assets is 0.3%
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment Made/(Received) $69,000) (l)

	Sept. 2037	$ 216	$ (202)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment Made/(Received) $47,000) (l)	Sept. 2037	144	(135)
Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34 (Rating-C) (k)	Feb. 2034	1	(1)
Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34 (Rating-C) (k)	Dec. 2034	79	(77)
TOTAL CREDIT DEFAULT SWAPS		$ 440	$ (415)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 1.2857% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	June 2012	7,613	116
		$ 8,053	$ (299)
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $20,785,000 or 2.1% of net assets.

(g) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $1,837,000 or 0.2% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) A portion of the security is subject to a forward commitment to sell.
(j) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $300,000.

(k) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(l) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. In addition, the swap represents a contract in which the Fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(m) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(n) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(o) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(p) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $797,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
AVEO Pharmaceuticals, Inc.	10/28/10	$ 53
Concho Resources, Inc.	7/20/10	$ 261
Legend Pictures Holdings LLC unit	9/23/10	$ 311
* Amount represents less than $1,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$27,000 due 12/01/10 at 0.24%
BNP Paribas Securities Corp.	$ 3
Barclays Capital, Inc.	10
Credit Agricole Securities (USA), Inc.	2
Credit Suisse Securities (USA) LLC	0*
Deutsche Bank Securities, Inc.	1
Dresdner Kleinwort Securities LLC	1
HSBC Securities (USA), Inc.	4
J.P. Morgan Securities, Inc.	3
Mizuho Securities USA, Inc.	1
RBC Capital Markets Corp.	1
RBS Securities, Inc.	1
Wells Fargo Securities LLC	0*
$ 27
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 29
Fidelity Corporate Bond 1-10 Year Central Fund	67
Fidelity High Income Central Fund 2	375
Fidelity Mortgage Backed Securities Central Fund	544
Fidelity Securities Lending Cash Central Fund	2
Total	$ 1,017
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 5,692	$ -	$ -	$ 5,685	0.3%
Fidelity High Income Central Fund 2	19,750	375	-	20,686	3.9%
Fidelity Mortgage Backed Securities Central Fund	62,901	544	-	63,225	0.9%
Total	$ 88,343	$ 919	$ -	$ 89,596
Other Information

The following is a summary of the inputs used, as of November 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 62,933	$ 62,622	$ -	$ 311
Consumer Staples	64,357	64,357	-	-
Energy	68,605	67,836	696	73
Financials	91,432	87,530	3,346	556
Health Care	62,777	61,161	1,616	-
Industrials	66,770	66,425	345	-
Information Technology	113,884	113,884	-	-
Materials	20,322	20,322	-	-
Telecommunication Services	20,304	19,504	800	-
Utilities	20,041	18,955	1,086	-
Corporate Bonds	73,817	-	73,817	-
U.S. Government and Government Agency Obligations	137,176	-	137,176	-
U.S. Government Agency - Mortgage Securities	30,202	-	30,202	-
Asset-Backed Securities	10,151	-	9,786	365
Collateralized Mortgage Obligations	4,440	-	4,410	30
Commercial Mortgage Securities	28,383	-	26,891	1,492
Municipal Securities	976	-	976	-
Fixed-Income Funds	89,596	89,596	-	-
Money Market Funds	41,738	41,738	-	-
Cash Equivalents	27	-	27	-
Total Investments in Securities:	$ 1,007,931	$ 713,930	$ 291,174	$ 2,827
Derivative Instruments:
Assets
Swap Agreements	$ 116	$ -	$ 116	$ -
Liabilities
Futures Contracts	$ (11)	$ (11)	$ -	$ -
Swap Agreements	(415)	-	(337)	(78)
Total Liabilities	$ (426)	$ (11)	$ (337)	$ (78)
Total Derivative Instruments:	$ (310)	$ (11)	$ (221)	$ (78)
Other Financial Instruments:
Forward Commitments	$ 4	$ -	$ 4	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 3,564
Total Realized Gain (Loss)	14
Total Unrealized Gain (Loss)	105
Cost of Purchases	311
Proceeds of Sales	(58)
Amortization/Accretion	29
Transfers in to Level 3	370
Transfers out of Level 3	(1,508)
Ending Balance	$ 2,827
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2010	$ 100
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (78)
Total Unrealized Gain (Loss)	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ (78)
Realized gain (loss) on Swap Agreements for the period	$ 1
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at November 30, 2010	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At November 30, 2010, the cost of investment securities for income tax purposes was $912,140,000. Net unrealized appreciation aggregated $95,791,000, of which $111,254,000 related to appreciated investment securities and $15,463,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, municipal securities and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparison to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Default Swap Agreements

The Fund entered into credit default swaps, which are agreements with a counterparty that enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund entered into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a basket of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Credit default swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation). Any upfront payments made or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap.

The fund is exposed to additional risks from investing in credit default swaps, such as liquidity risk and counterparty risk. Liquidity risk is the risk that the Fund will be unable to sell a credit default swaps in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives each counterparty the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank and, if required, is identified. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller, if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $440,000 representing 0.04% of net assets.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 31, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	January 31, 2011